Amplify Online Retail ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Omnichannel - 9.3%
Apple, Inc.	4,146	$850,635
Best Buy Co., Inc.	11,899	798,780
CarMax, Inc. (a)	12,350	830,044
Dick's Sporting Goods, Inc.	4,319	854,341
Gap, Inc.	34,967	762,630
H & M Hennes & Mauritz AB - Class B	10,808	150,716
Home Depot, Inc.	2,242	822,007
Industria de Diseno Textil SA	2,946	152,781
Kohl's Corp. (b)	124,800	1,058,304
Lululemon Athletica, Inc. (a)	2,950	700,861
Macy's, Inc.	70,145	817,891
Next PLC	937	159,732
NIKE, Inc. - Class B	13,880	986,035
Tapestry, Inc.	10,884	955,724
Target Corp.	8,520	840,498
Ulta Beauty, Inc. (a)	2,071	968,855
Victoria's Secret & Co. (a)(b)	42,291	783,229
Walmart, Inc.	8,233	805,023
Williams-Sonoma, Inc.	5,161	843,153
		14,141,239

Online Marketplace - 39.7%(c)
Affirm Holdings, Inc. (a)	67,104	4,639,571
Alibaba Group Holding Ltd.	70,500	986,102
BigCommerce Holdings, Inc. (a)	665,112	3,325,560
Copart, Inc. (a)	56,475	2,771,228
Coupang, Inc. (a)	41,442	1,241,602
Delivery Hero SE (a)(d)(e)	39,710	1,070,711
DoorDash, Inc. - Class A (a)	19,540	4,816,805
Etsy, Inc. (a)	75,316	3,777,851
Fiverr International Ltd. (a)	37,842	1,109,906
Global-e Online Ltd. (a)	29,545	990,939
JD.com, Inc. - Class A	65,350	1,064,747
KE Holdings, Inc. - ADR	56,272	998,265
Liquidity Services, Inc. (a)	109,692	2,587,634
Lyft, Inc. - Class A (a)	274,708	4,329,398
Maplebear, Inc. (a)	75,630	3,421,501
Meituan - Class B (a)(d)(e)	61,500	981,650
MercadoLibre, Inc. (a)	488	1,275,451
Mercari, Inc. (a)	68,400	1,266,237
Ozon Holdings PLC - ADR (a)(b)(f)	106,678	0
PayPal Holdings, Inc. (a)	50,349	3,741,938
PDD Holdings, Inc. - ADR (a)	10,077	1,054,659
Prosus NV	23,001	1,281,673
Rakuten Group, Inc. (a)	184,400	1,016,693
Sea Ltd. - ADR (a)	7,733	1,236,816
Shopify, Inc. - Class A (a)	11,665	1,345,558
Silicon2 Co. Ltd. (a)	41,546	1,899,369
Uber Technologies, Inc. (a)	41,345	3,857,488
Upwork, Inc. (a)	212,574	2,856,995
VTEX - Class A (a)(b)	188,438	1,243,691
		60,190,038

Online Retail - 40.0%(c)
1-800-Flowers.com, Inc. - Class A (a)(b)	609,980	3,001,102
Allegro.eu SA (a)(d)(e)	124,080	1,187,666
Amazon.com, Inc. (a)	18,327	4,020,760
ASKUL Corp.	104,000	1,108,796
Auto1 Group SE (a)(d)(e)	50,565	1,623,968
BuySell Technologies Co. Ltd. (b)	51,800	1,015,595
Carvana Co. (a)	13,344	4,496,394
Chewy, Inc. - Class A (a)	90,184	3,843,642
DocMorris AG (a)(b)	86,742	694,699
eBay, Inc.	49,577	3,691,503
HelloFresh SE (a)	101,352	944,873
Hims & Hers Health, Inc. (a)(b)	66,066	3,293,390
MSC Industrial Direct Co., Inc. - Class A	46,138	3,922,653
Oisix ra daichi, Inc. (a)	104,100	1,249,676
Peloton Interactive, Inc. - Class A - Class A (a)	495,498	3,438,756
Redcare Pharmacy NV (a)(d)(e)	7,948	873,730
Revolve Group, Inc. (a)	202,612	4,062,371
Shutterstock, Inc. (b)	199,456	3,781,686
Spotify Technology SA (a)	5,263	4,038,510
Temple & Webster Group Ltd. (a)	91,616	1,280,066
Vipshop Holdings Ltd. - ADR	77,686	1,169,174
Wayfair, Inc. - Class A (a)	113,582	5,808,583
Zalando SE (a)(d)(e)	32,216	1,056,975
ZOZO, Inc.	103,900	1,119,958
		60,724,526

Online Travel - 10.7%
Airbnb, Inc. - Class A (a)	28,090	3,717,431
Booking Holdings, Inc.	666	3,855,634
Expedia Group, Inc.	20,764	3,502,471
MakeMyTrip Ltd. (a)	9,839	964,419
Trip.com Group Ltd.	17,750	1,031,083
TripAdvisor, Inc. (a)	240,847	3,143,053
		16,214,091
TOTAL COMMON STOCKS (Cost $162,489,871)		151,269,894

SHORT-TERM INVESTMENTS - 10.5%		Value
Investments Purchased with Proceeds from Securities Lending - 10.2%	Shares
First American Government Obligations Fund - Class X, 4.25% (g)	15,440,932	15,440,932

Money Market Funds - 0.3%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.26% (g)	447,477	447,477
TOTAL SHORT-TERM INVESTMENTS (Cost $15,888,409)		15,888,409

TOTAL INVESTMENTS - 110.2% (Cost $178,378,280)		167,158,303
Liabilities in Excess of Other Assets - (10.2)%		(15,447,270)
TOTAL NET ASSETS - 100.0%		$151,711,033
two		–%
Percentages are stated as a percent of net assets.		–%

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $13,689,781.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $6,794,700 or 4.5% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2025, the value of these securities total $6,794,700 or 4.5% of the Fund’s net assets.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Online Retail ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	151,269,894	–	0	151,269,894
Investments Purchased with Proceeds from Securities Lending	15,440,932	–	–	15,440,932
Money Market Funds	447,477	–	–	447,477
Total Investments	167,158,303	–	0	167,158,303

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.